Condensed Consolidated Statements of Cash Flows (Unaudited)	6 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2024 HKD ($)	Sep. 30, 2023 HKD ($)
Cash flows from operating activities:
Net loss	$ (2,224,878)	$ (17,354,044)	$ (1,756,610)
Adjustments to reconcile net loss to net cash used in operating activities
Allowance for expected credit losses	28,417	221,652	43,932
Share based payments for marketing advisory	601,355	4,690,567
Depreciation of property and equipment	1,068	8,332	15,620
Change in operating assets and liabilities:
Accounts receivable	(4,213)	(32,865)	1,481,264
Due to a director	(162,726)	(1,269,266)	1,136,666
Due to a director			1,885,161
Prepayments	462,860	3,610,305	619,830
Other receivables	(7,977)	(62,220)
Accounts payable			(74,000)
Accrued liabilities and other payable	(319,605)	(2,492,917)	(2,648,917)
Tax payables	13,786	107,531
Contract liabilities	723,971	5,646,969	(763,488)
Net cash provided by (used in) operating activities	(887,942)	(6,925,956)	(60,542)
Cash flows from investing activity:
Issuance of promissory note receivables, net	(2,196,820)	(17,135,198)
Net cash used in investing activities	(2,196,820)	(17,135,198)
Cash flows from financing activities:
Payment of deferred offering cost			(334,300)
Proceeds from issuance of new shares	1,198,600	9,349,080	985
Net cash provided by (used in) financing activities	1,198,600	9,349,080	(333,315)
Net change in cash and cash equivalent	(1,886,162)	(14,712,074)	(393,857)
Effect of foreign exchange rate changes	2,025	15,809	7,439
BEGINNING OF PERIOD	5,527,247	43,112,523	530,206
END OF PERIOD	3,643,110	28,416,258	143,788
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income taxes
Cash paid for interest